Bank Borrowings	6 Months Ended
May 31, 2026
Bank Borrowings [Abstract]
BANK BORROWINGS
12.	BANK BORROWINGS

	As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
	HK$	HK$	US$
Bank loans secured and repayable
Within 12 months	501,522	509,029	64,955
Over 1 year	1,505,343	1,248,737	159,347
Total	2,006,865	1,757,766	224,302

On August 3, 2021, the Group entered into a loan agreement with a financial institution in Hong Kong to borrow HK$3,483,000, which bears annual interest at an effective annual interest rate of 2.75% and with due date on September 16, 2029. The interest rate increased from 2.75% to 3.125% as of November 30, 2024, and further declined to 3.000% at the end of May 31, 2026, mainly due to the lowered interest rates by the Federal Reserve. During the periods ended May 31, 2026 and 2025, the Company repaid HK$249,100(US$31,787) and HK$241,678 loan principals respectively. As of May 31, 2026 and November 30, 2025, the banking facilities of the Company were secured by personal guarantee from Ms. Wai Lau, the director, and shareholder of the Company and with the due date same as the loan agreement.

Interest related to the bank loans was HK$29,660 (US$3,784) and HK$35,870 for the periods ended May 31, 2026 and 2025, respectively.